Financial result	12 Months Ended
Dec. 31, 2019
Financial result
Financial result

6.  Financial result

	Year ended December 31
	2019	2018	2017
Financial income
Short‐term investments	247	177	176
Others	280	246	302
	527	423	478
Financial expenses
Loans and borrowings gross interest	(989)	(1,185)	(1,697)
Capitalized loans and borrowing costs	140	194	370
Participative stockholders' debentures	(1,475)	(550)	(625)
Interest on REFIS	(154)	(197)	(397)
Interest on lease liabilities	(76)	—	—
Financial guarantees (i)	(353)	23	(222)
Expenses with cash tender offer repurchased	(265)	(273)	(186)
Others	(634)	(357)	(516)
	(3,806)	(2,345)	(3,273)
Other financial items, net
Net foreign exchange gains (losses) - Loans and borrowings	(111)	(2,666)	(249)
Derivative financial instruments	244	(266)	454
Other foreign exchange gains (losses), net	150	419	(218)
Indexation losses, net	(417)	(522)	(211)
	(134)	(3,035)	(224)
Total	(3,413)	(4,957)	(3,019)

(i) In 2019, the Company reassessed the credit risk of certain associates and joint ventures (note 32).

Net investment of foreign operation

Since January 1, 2019, the Company has considered certain long-term loans payable to Vale International S.A., for which settlement is neither planned nor likely to occur in the foreseeable future, as part of its net investment in that foreign operation. The foreign exchange differences arising on the monetary item are recognized in other comprehensive income, in the "Cumulative translation adjustments", and reclassified from stockholders’ equity to income statement at the moment of the disposal or partial disposal of the net investment. The Company recognized a loss of US$483 (US$319 net of taxes) for the year ended December 31, 2019, in the “Cumulative translation adjustments” in stockholders’ equity.

Accounting policy

Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges or items that are attributable to part of the net investment in a foreign operation, for which gains and losses are recognized in the statement of comprehensive income.